Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.4%
Agriculture - 0.7%
Darling Ingredients, Inc. (a)	2,220	$137,662
Apparel - 1.5%
Carter's, Inc.	670	58,987
Deckers Outdoor Corp. (a)	360	105,113
Skechers U.S.A, Inc. - Class A (a)	2,520	86,890
Urban Outfitters, Inc. (a)	1,580	43,339
		294,329
Auto Parts & Equipment - 0.8%
Adient PLC - ADR (a)	1,660	53,601
Dana, Inc.	2,099	40,637
Goodyear Tire & Rubber Co.	5,471	57,719
		151,957
Banks - 2.2%
Cullen Frost Bankers, Inc.	1,060	97,774
PacWest Bancorp	1,755	52,983
Synovus Financial Corp.	2,489	92,591
TCF Financial Corp.	3,356	130,414
Umpqua Holdings Corp.	4,217	61,189
		434,951
Beverages - 1.8%
The Boston Beer Co., Inc. (a)	382	350,252
Biotechnology - 3.0%
Arrowhead Pharmaceuticals, Inc. (a)	3,900	300,963
Emergent BioSolutions, Inc. (a)	1,210	129,289
Ligand Pharmaceuticals, Inc. (a)	180	33,363
United Therapeutics Corp. (a)	770	126,141
		589,756
Building Materials - 3.5%
Builders FirstSource, Inc. (a)	1,370	52,402
Lennox International, Inc.	1,610	443,539
Trex Co, Inc. (a)	2,130	195,470
		691,411
Chemicals - 2.9%
Ingevity Corp. (a)	577	37,903
OLIN Corp.	3,494	83,542
RPM International, Inc.	1,570	129,478
The Chemours Co.	3,460	91,136
Valvoline, Inc.	9,410	223,393
		565,452
Commercial Services - 5.2%
Avis Budget Group, Inc. (a)	2,220	91,775
CoreLogic, Inc.	1,230	92,607
FTI Consulting, Inc. (a)	370	40,689
H&R Block, Inc.	8,450	145,593
HealthEquity, Inc. (a)	2,160	180,468
Paylocity Holding Corp. (a)	1,050	196,833
Sabre Corp.	10,249	110,484
The Brink's Co.	1,841	125,427
WW International, Inc. (a)	1,730	45,949
		1,029,825
Computers - 1.4%
Lumentum Holdings, Inc. (a)	1,370	128,506
Perspecta, Inc.	2,500	72,375
Qualys, Inc. (a)	620	85,851
		286,732
Cosmetics/Personal Care - 0.2%
Coty, Inc. - Class A	5,010	31,914
Distribution/Wholesale - 2.9%
IAA, Inc. (a)	7,330	418,836
Watsco, Inc.	684	163,127
		581,963
Diversified Financial Services - 1.5%
Alliance Data Systems Corp.	1,110	75,091
Evercore, Inc.	769	83,898
Interactive Brokers Group, Inc.	1,290	78,935
Navient Corp.	4,959	55,814
		293,738
Electrical Components & Equipment - 2.5%
Energizer Holdings, Inc.	2,230	97,763
Generac Holdings, Inc. (a)	1,630	401,665
		499,428
Electronics - 1.7%
II-VI, Inc. (a)	3,600	302,652
SYNNEX Corp.	472	38,525
		341,177
Energy-Alternate Sources - 6.9%
Enphase Energy, Inc. (a)	4,590	836,986
SolarEdge Technologies, Inc. (a)	1,300	374,829
Sunrun, Inc. (a)	2,280	157,936
		1,369,751
Engineering & Construction - 0.8%
Fluor Corp.	2,468	42,672
TopBuild Corp. (a)	530	105,973
		148,645
Entertainment - 7.2%
Caesars Entertainment, Inc. (a)	6,140	432,195
Churchill Downs, Inc.	990	185,575
Cinemark Holdings, Inc.	2,992	60,558
Penn National Gaming, Inc. (a)	5,200	539,344
Scientific Games Corp. (a)	2,290	89,814
Six Flags Entertainment Corp.	3,235	110,637
		1,418,123
Environmental Control - 0.7%
Stericycle, Inc. (a)	1,160	75,957
Tetra Tech, Inc.	510	62,001
		137,958
Food - 1.1%
Grocery Outlet Holding Corp. (a)	1,490	63,608
Hain Celestial Group, Inc. (a)	1,660	69,031
Sprouts Farmers Market, Inc. (a)	4,152	94,043
		226,682
Hand/Machine Tools - 0.3%
MSA Safety, Inc.	350	54,642
Healthcare-Products - 5.6%
Bio-Techne Corp.	600	194,946
Cantel Medical Corp.	620	48,962
Masimo Corp. (a)	892	228,281
Patterson Cos., Inc.	2,730	86,486
Penumbra, Inc. (a)	460	120,101
Quidel Corp. (a)	990	248,460
Repligen Corp. (a)	950	190,000
		1,117,236
Healthcare-Services - 6.4%
Amedisys, Inc. (a)	670	192,498
Charles River Laboratories International, Inc. (a)	840	217,602
Chemed Corp.	190	98,401
LHC Group, Inc. (a)	560	111,563
Molina Healthcare, Inc. (a)	1,888	403,296
Syneos Health, Inc. (a)	650	48,328
Tenet Healthcare Corp. (a)	4,298	203,166
		1,274,854
Home Builders - 1.0%
KB Home	904	37,643
Thor Industries, Inc.	1,090	131,901
Tri Pointe Homes, Inc. (a)	1,276	25,775
		195,319
Household Products/Wares - 0.4%
Helen of Troy Ltd. - ADR (a)	320	78,160
Housewares - 0.7%
Scotts Miracle-Gro Co. - Class A	630	139,488
Insurance - 0.7%
Brown & Brown, Inc.	3,330	143,490
Iron/Steel - 0.4%
United States Steel Corp.	4,709	83,632
Leisure Time - 0.4%
Brunswick Corp.	1,000	86,460
Lodging - 1.9%
Boyd Gaming Corp.	1,630	73,611
Choice Hotels International, Inc.	1,410	141,902
Wyndham Destinations, Inc.	3,690	163,246
		378,759
Machinery-Diversified - 1.9%
Cognex Corp.	2,790	229,143
Nordson Corp.	780	139,612
		368,755
Media - 2.3%
Cable One, Inc.	100	200,000
FactSet Research Systems, Inc.	480	145,123
The New York Times Co.	2,040	101,164
		446,287
Mining - 0.4%
Royal Gold, Inc.	730	78,022
Miscellaneous Manufacturing - 1.8%
Axon Enterprise, Inc. (a)	2,200	361,152
Oil & Gas - 0.6%
Cimarex Energy Co.	2,842	119,876
Oil & Gas Services - 0.3%
ChampionX Corp. (a)	3,672	56,145
Packaging & Containers - 0.6%
Greif, Inc.	519	23,438
O-I Glass, Inc.	3,207	40,536
Silgan Holdings, Inc.	1,350	49,181
		113,155
Pipelines - 0.3%
Antero Midstream Corp.	7,011	56,789
Retail - 12.0%
American Eagle Outfitters, Inc.	4,117	93,415
BJ's Wholesale Club Holdings, Inc. (a)	8,112	341,272
Cracker Barrel Old Country Store, Inc.	600	81,186
Dick's Sporting Goods, Inc.	1,485	99,510
Five Below, Inc. (a)	1,260	221,420
Foot Locker, Inc.	2,124	93,074
Jack in the Box, Inc.	1,130	106,378
Lithia Motors, Inc.	410	130,659
Murphy USA, Inc.	448	55,807
Nordstrom, Inc.	4,830	171,223
Papa John's International, Inc.	2,080	212,742
RH (a)	650	308,984
Texas Roadhouse, Inc.	1,160	88,404
The Wendy's Co.	3,620	73,848
Williams-Sonoma, Inc.	950	122,474
Wingstop, Inc.	1,170	175,558
		2,375,954
Semiconductors - 3.0%
Cirrus Logic, Inc. (a)	780	73,078
MKS Instruments, Inc.	830	131,198
Monolithic Power Systems, Inc.	870	309,102
Synaptics, Inc. (a)	890	88,306
		601,684
Software - 4.0%
CDK Global, Inc.	4,360	217,564
Ceridian HCM Holding, Inc. (a)	1,930	179,316
CommVault Systems, Inc. (a)	970	60,897
Fair Isaac Corp. (a)	330	148,536
PTC, Inc. (a)	1,350	179,429
		785,742
Telecommunications - 0.6%
CIENA Corp. (a)	2,070	110,517
Toys/Games/Hobbies - 0.7%
Mattel, Inc. (a)	7,990	144,779
Transportation - 1.6%
Knight-Swift Transportation Holdings, Inc.	1,540	61,600
Ryder System, Inc.	926	57,958
Werner Enterprises, Inc.	910	35,709
XPO Logistics, Inc. (a)	1,410	155,678
		310,945
TOTAL COMMON STOCKS (Cost $18,317,637)		19,063,548

REAL ESTATE INVESTMENT TRUSTS - 3.6%
CoreSite Realty Corp.	1,700	228,548
CyrusOne, Inc.	2,050	149,547
EastGroup Properties, Inc.	370	50,002
First Industrial Realty Trust, Inc.	1,390	56,490
Medical Properties Trust, Inc.	5,670	119,694
Park Hotels & Resorts, Inc.	3,682	61,416
Service Properties Trust	2,848	30,217
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $662,995)		695,914
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$28,249	28,249
TOTAL SHORT-TERM INVESTMENTS (Cost $28,249)		28,249

Total Investments (Cost $19,008,881) - 100.1%		19,787,711
Liabilities in Excess of Other Assets - (0.1)%		(9,982)
TOTAL NET ASSETS - 100.0%		$19,777,729

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 19,063,548	$ -	$ -	$ -	$ 19,063,548
Real Estate Investment Trusts	695,914	-	-	-	695,914
Short-Term Investments	28,249	-	-	-	28,249
Total Investments in Securities	$ 19,787,711	$ -	$ -	$ -	$ 19,787,711
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.